Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 01, 2023	Dec. 02, 2022	Apr. 01, 2023 USD ($) Percentile	Apr. 02, 2022 USD ($) Percentile	Apr. 03, 2021 USD ($) Percentile
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus
Pe
rforman
ce
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following i
nformation
about the relationship between “compensation actually paid” to our named executive officers and certain financial performance of VF. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers. The
Committee
evaluates compensation decisions in light of VF or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see
the Compensation Discussion and Analysis above.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON

YEAR	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR INTERIM PEO ($) (1)	SCT TOTAL FOR FORMER PEO ($) (1)	COMPENSATION ACTUALLY PAID (CAP) TO INTERIM PEO ($) (2)	CAP TO FORMER PEO ($) (2)	AVERAGE SCT TOTAL FOR NON-PEO NEOS ($) (3)	AVERAGE CAP TO NON-PEO NEOS ($) (4)	TSR ($) (5)	S&P 1500 APPAREL, ACCESSORIES & LUXURY GOODS SUBINDUSTRY INDEX TSR ($) (6)	NET INCOME (IN MILLIONS) ($) (7)	1-YEAR R TSR PERCENTILE RANK (8)

2023	$3,037,566	$11,485,534	$2,725,023	$(9,632,882)	$4,588,662	$428,117	$44.13	$131.21	$118.59	0th percentile

2022	N/A	15,423,153	N/A	3,060,425	5,284,304	988,855	103.36	166.43	1,386.94	12th percentile

2021	N/A	15,782,405	N/A	24,664,101	4,244,022	6,511,273	141.12	197.11	407.9	5th percentile

1
The dollar amounts in these columns show the amount of total compensation reported for Messrs. Dorer and Rendle in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Dorer was appointed as Interim President and Chief Executive Officer effective December 3, 2022. Mr. Rendle retired as our Chair, President and Chief Executive
Officer
effective
December
 2, 2022.

2
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Dorer and Rendle’s total compensation for each applicable year to determine their respective
CAP
:

YEAR	2023

Interim PEO	Mr. Dorer

SCT Total compensation ($)	3,037,566

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,000,001)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,614,491

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	72,966

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	2,725,023

YEAR	2021	2022	2023

Former PEO	Mr. Rendle	Mr. Rendle	Mr. Rendle

SCT Total compensation ($)	15,782,405	15,423,153	11,485,534

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,557,728)	(10,289,370)	(9,917,497)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	16,607,593	6,068,752	0

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,931,978	(7,137,206)	(5,793,073)

YEAR	2021	2022	2023

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,799,652	(1,004,903)	(5,407,846)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(899,800)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0

Compensation Actually Paid ($)	24,664,101	3,060,425	(9,632,882)

3
The dollar amounts in this column represent the average of the amounts of total compensation reported for our named executive officers (“NEOs”) as a group (excluding, as applicable, Mr. Dorer, who has served as our Interim PEO since December 2022, and
Mr. Rendle
, who had served as our PEO from January 2017 to December 2022) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (ii) for 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (iii) for 2021, Messrs. Roe, Bailey, Scabbia Guerrini and
Murray
.

4
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for each year to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Dorer and Rendle) in each applicable year:

YEAR	2021	2022	2023

Non-PEO NEOs	See Note 3	See Note 3	See Note 3

SCT Total compensation ($)	4,244,022	5,284,304	4,588,662

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,497,550)	(2,392,914)	(3,685,245)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,928,710	1,472,971	1,604,972

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	470,980	(1,518,935)	(1,401,368)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	505,663	(306,952)	(678,904)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(171,446)	(1,575,183)	(33,116)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	30,895	25,564	33,116

Compensation Actually Paid ($)	6,511,273	988,855	428,117

5
For the relevant year, represents the cumulative total shareholder return (“TSR”) of VF for the
52-week
measurement periods ended on April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

6
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

7	Reflects “Net Income” in our Consolidated Income Statements included in VF’s Annual R e ports on Form 10-K for each of the years ended April 1, 2023, April 2, 2022 and April 3, 2021.

8
Company-selected Measure is our
one-year
relative total shareholder return relative to the total shareholder return of the S&P 500 Consumer Discretionary Index companies over the same period, as described below (“rTSR”). rTSR represents the most important financial measure (as determined by the Company) used to link CAP to our named executive officers to Company performance for the most recently completed fiscal year.

Company Selected Measure Name			one-year relative total shareholder return
Named Executive Officers, Footnote [Text Block]
3
The dollar amounts in this column represent the average of the amounts of total compensation reported for our named executive officers (“NEOs”) as a group (excluding, as applicable, Mr. Dorer, who has served as our Interim PEO since December 2022, and
Mr. Rendle
, who had served as our PEO from January 2017 to December 2022) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (ii) for 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (iii) for 2021, Messrs. Roe, Bailey, Scabbia Guerrini and
Murray
.

Peer Group Issuers, Footnote [Text Block]
6
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Dorer and Rendle’s total compensation for each applicable year to determine their respective
CAP
:

YEAR	2023

Interim PEO	Mr. Dorer

SCT Total compensation ($)	3,037,566

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,000,001)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,614,491

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	72,966

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	2,725,023

YEAR	2021	2022	2023

Former PEO	Mr. Rendle	Mr. Rendle	Mr. Rendle

SCT Total compensation ($)	15,782,405	15,423,153	11,485,534

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,557,728)	(10,289,370)	(9,917,497)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	16,607,593	6,068,752	0

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,931,978	(7,137,206)	(5,793,073)

YEAR	2021	2022	2023

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,799,652	(1,004,903)	(5,407,846)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(899,800)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0

Compensation Actually Paid ($)	24,664,101	3,060,425	(9,632,882)

Non-PEO NEO Average Total Compensation Amount			$ 4,588,662	$ 5,284,304	$ 4,244,022
Non-PEO NEO Average Compensation Actually Paid Amount			$ 428,117	988,855	6,511,273
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for each year to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Dorer and Rendle) in each applicable year:

YEAR	2021	2022	2023

Non-PEO NEOs	See Note 3	See Note 3	See Note 3

SCT Total compensation ($)	4,244,022	5,284,304	4,588,662

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,497,550)	(2,392,914)	(3,685,245)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,928,710	1,472,971	1,604,972

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	470,980	(1,518,935)	(1,401,368)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	505,663	(306,952)	(678,904)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(171,446)	(1,575,183)	(33,116)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	30,895	25,564	33,116

Compensation Actually Paid ($)	6,511,273	988,855	428,117

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
LIST OF FINANCIAL PERFORMANCE MEASURES USED TO LINK CAP FOR THE MOST RECENTLY COMPLETED FISCAL YEAR TO COMPANY PERFORMANCE
The financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP to our named executive officers for fiscal 2023 to VF’s performance are as follows:

•	One-year relative total shareholder return (compared to the total shareholder return generated by the S&P 500 Consumer Discretionary Index companies over the same period);

•	Revenue; and

•	Operating Income.

Total Shareholder Return Amount			$ 44.13	103.36	141.12
Peer Group Total Shareholder Return Amount			131.21	166.43	197.11
Net Income (Loss)			$ 118,590,000	$ 1,386,940,000	$ 407,900,000
Company Selected Measure Amount | Percentile			0	12	5
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			One-year relative total shareholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Operating Income
Mr. Dorer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,037,566
PEO Actually Paid Compensation Amount			2,725,023
PEO Name	Mr. Dorer
Mr. Rendle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			11,485,534	$ 15,423,153	$ 15,782,405
PEO Actually Paid Compensation Amount			(9,632,882)	3,060,425	24,664,101
PEO Name		Mr. Rendle
PEO [Member] | Mr. Dorer [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,000,001)
PEO [Member] | Mr. Dorer [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,614,491
PEO [Member] | Mr. Dorer [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Dorer [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			72,966
PEO [Member] | Mr. Dorer [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Dorer [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Dorer [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Rendle [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,917,497)	(10,289,370)	(10,557,728)
PEO [Member] | Mr. Rendle [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	6,068,752	16,607,593
PEO [Member] | Mr. Rendle [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,793,073)	(7,137,206)	1,931,978
PEO [Member] | Mr. Rendle [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,407,846)	(1,004,903)	1,799,652
PEO [Member] | Mr. Rendle [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Rendle [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(899,800)
PEO [Member] | Mr. Rendle [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,685,245)	(2,392,914)	(2,497,550)
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,604,972	1,472,971	3,928,710
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,401,368)	(1,518,935)	470,980
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(678,904)	(306,952)	505,663
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(33,116)	(1,575,183)	(171,446)
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 33,116	$ 25,564	$ 30,895